FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Derivatives financial instruments classified as swaps (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives financial instruments
Current		R$ 15,524	R$ 8,336
Non Current		1,840	76,952
Current		(866)	(6,948)
Non Current		(10,403)	(87,755)
Derivative transactions, net		6,095	(9,415)
Carrying amount		20,746,530	18,737,227	R$ 19,301,796
Foreign currency swaps US $
Derivatives financial instruments
Currency risk affecting net amount receivable		6,711
Foreign currency swaps Euro
Derivatives financial instruments
Currency risk affecting net amount payable		1,241
Foreign currency swaps (Euro and CDI x Euro) maturing through February 21, 2022
Derivatives financial instruments
Currency risk affecting net amount payable		101,799
Foreign currency swaps (US$ and CDI x US$) maturing through February 21, 2022
Derivatives financial instruments
Currency risk affecting net amount payable		278,819
Book value of exchange risk		3,758
Transaction value of Exchange Risk		45,377
Purchased call options [member]
Derivatives financial instruments
Total nominal value or nominal amount		(899,522)	(820,298)
Derivative financial assets held for hedging		17,364	85,288
Accumulated effects from fair value Amount receivable or payable		104,300	85,288
Current		15,524	8,336
Non Current		1,840	76,952
Purchased call options [member] | Floating interest rate [member]
Derivatives financial instruments
Total nominal value or nominal amount		(259,259)	(172,471)
Accumulated effects from fair value Amount receivable or payable		2,938	1,952
Purchased call options [member] | CDI
Derivatives financial instruments
Total nominal value or nominal amount	[1]	(214,268)	(172,471)
Accumulated effects from fair value Amount receivable or payable	[1]	1,098	1,952
Purchased call options [member] | Inflation rates
Derivatives financial instruments
Total nominal value or nominal amount		(45,377)	(38,033)
Accumulated effects from fair value Amount receivable or payable		93,580	83,080
Purchased call options [member] | IPCA
Derivatives financial instruments
Total nominal value or nominal amount	[2]	(45,377)	(38,033)
Accumulated effects from fair value Amount receivable or payable	[2]	93,580	83,080
Purchased call options [member] | Euribor
Derivatives financial instruments
Total nominal value or nominal amount	[3]	(44,991)	0
Accumulated effects from fair value Amount receivable or payable	[3]	1,840	0
Purchased call options [member] | Foreign currency
Derivatives financial instruments
Total nominal value or nominal amount		(594,886)	(609,794)
Accumulated effects from fair value Amount receivable or payable		7,782	256
Purchased call options [member] | NDF US$
Derivatives financial instruments
Total nominal value or nominal amount	[4]	0	(114,402)
Accumulated effects from fair value Amount receivable or payable	[4]	0	0
Purchased call options [member] | United States of America, Dollars
Derivatives financial instruments
Total nominal value or nominal amount	[1]	(493,087)	(369,544)
Accumulated effects from fair value Amount receivable or payable	[1]	6,526	27
Purchased call options [member] | Euro Member Countries, Euro
Derivatives financial instruments
Total nominal value or nominal amount	[1]	(101,799)	(125,848)
Accumulated effects from fair value Amount receivable or payable	[1]	1,256	229
Written put options [member]
Derivatives financial instruments
Notional value for liabilities position		899,522	820,298
Derivative financial liabilities held for hedging		(11,269)	(94,703)
Short position		98,205	94,703
Current		866	6,948
Non Current		10,403	87,755
Derivative transactions, net		6,095	(9,415)
Written put options [member] | Floating interest rate [member]
Derivatives financial instruments
Notional value for liabilities position		685,254	533,425
Short position		97,353	93,805
Written put options [member] | Fixed interest rate [member]
Derivatives financial instruments
Notional value for liabilities position		0	114,402
Short position		0	898
Written put options [member] | NDF US$
Derivatives financial instruments
Notional value for liabilities position	[4]	0	114,402
Short position	[4]	0	898
Written put options [member] | CDI
Derivatives financial instruments
Notional value for liabilities position	[1],[2]	685,254	533,425
Short position	[1],[2]	97,353	93,805
Written put options [member] | Foreign currency
Derivatives financial instruments
Notional value for liabilities position		214,268	172,471
Short position		852	0
Written put options [member] | United States of America, Dollars
Derivatives financial instruments
Notional value for liabilities position	[1]	214,268	169,247
Short position	[1]	852	0
Written put options [member] | Euro Member Countries, Euro
Derivatives financial instruments
Total nominal value or nominal amount	[1]	0	(3,224)
Short position	[1]	R$ 0	R$ 0

[1]	Foreign currency swap (euro and CDI x euro) (R$101,799) and (dollar and CDI x dollar) (R$278,819) – swap transactions contracted with maturities up to February 24, 2025, with the objective of protecting against exchange rate variation risks of net amounts payable (book value of R$1,241 payable and R$6,711 payable, respectively).
[2]	IPCA x CDI Swap (R$45,377) – swap transactions contracted with maturities in 2033 with the objective of protecting against the risk of variation of the IPCA (book value of R$3,758 payable).
[3]	Swap Euribor x CDI (R$44,991) – swap transactions contracted with maturities in 2027 with the objective of protecting against the risk of Euribor variation (accounting value of R$1,840 to be received)
[4]	Forward operations contracted (NDF dollar x R$), closed on June 11, 2024, had the objective of protecting against exchange rate variation risks of service contracts.